UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey 07458


13F File Number: 028-06196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Horwitz
Title:    Managing Member
Phone:    (201) 258-2400


Signature, Place and Date of Signing:

/s/ Robert Horwitz          Saddle River, New Jersey         November 14, 2006
-----------------------    ---------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $50,178
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                     Name

028-10537                                RH Capital Associates Number One, L.P.


RH CAPITAL ASSOCIATES
FORM 13F
30-Sep-06

                             TITLE                    VALUE      SHRS OR  SH/  PUT/ INVESTMT DISCRTN  OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS    CUSIP        (X$1000)   PRN AMT  PRN  CALL  SOLE    SHARED   MNGRS  SOLE     SHARED   NONE
--------------               --------    -----        --------   -------  ---  ----  ----    ------   -----  ----     ------   ----
EXPEDIA INC DEL              COM         30212P105      635        40510  SH                  40510   (1)              40510
FIRST DATA CORP              COM         319963104     8400       200000  SH          60000   14000   (1)     60000    14000
FISERV INC                   COM         337738108    17528       372220  SH         121666  250554   (1)    121666   250554
IAC INTERACTIVECORP          COM NEW     44919P300     1165        40510  SH                  40510   (1)              40510
KOPPERS HOLDINGS INC         COM         50060P106     3296       173700  SH          52110  121590   (1)     52110   121590
PENTAIR INC                  COM         709631105     3978       151900  SH          45900  106000   (1)     45900    10600
PROGRESS SOFTWARE CORP       COM         743312100     7386       284061  SH          85217  198844   (1)     85217   198844
ROSETTA RESOURCES INC        COM         777779307     1787       104098  SH          31229   72869   (1)     31229    72869
TODCO                        COM         88889T107     5664       163700  SH          49110  114590   (1)     49110   114590
ZHONE TECHNOLOGIES INC NEW   COM         98950P108      339       317049  SH          95115  221934   (1)     95115   221934




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